INCOME TAXES - Schedule of tax effects of temporary differences that give rise to significant future tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets (liabilities)
Deferred income tax liabilities, Property and equipment	$ (3,320)
Deferred income tax assets, Property and equipment		$ 1,289
Non capital loss carry-forwards	93,729	89,499
Capital loss carry-forwards	3,314	3,195
Scientific research and development expenses and credits	25,437	20,004
Reserves and other	19,869	16,044
Investments	(1,106)	(801)
Acquired intangibles	(6,591)	(10,022)
Lease liabilities	6,144	0
Future income tax assets ,Total	137,476	119,208
Valuation allowance	140,301	113,560
Deferred tax liabilities, net	(2,825)
Deferred tax assets, net		5,648
Assets
Non-current	2,096	11,751
Liabilities
Non-current	(4,921)	(6,103)
Deferred tax liabilities, net	$ (2,825)
Deferred tax assets, net		$ 5,648